Leases	6 Months Ended
Jun. 30, 2022
Leases
Leases

NOTE 15 – LEASES

Time charter out contracts and pooling arrangements

The Company’s contract revenues from time chartering, bareboat chartering and pooling arrangements are governed by ASC 842.

Bareboat charter-in contracts

On July 24, 2019, Navios Partners took delivery of the Navios Libra, a 2019-built Panamax vessel of 82,011 dwt, for a ten-year bareboat charter-in agreement. The bareboat charter-in provides for purchase options with de-escalating purchase prices starting on the end of the fourth year and an average daily rate of $6. The Company has performed an assessment considering the lease classification criteria under ASC 842 and concluded that the arrangement is an operating lease. Consequently, the Company has recognized an operating lease liability based on the net present value of the remaining charter-in payments and an operating lease right-of-use asset at an amount equal to the operating liability adjusted for the carrying amount of the straight-line liability.

On May 28, 2021 and June 10, 2021, Navios Partners took delivery of the Navios Amitie and the Navios Star, two 2021-built Panamax vessels of 82,002 dwt and 81,994 dwt, respectively. The bareboat charter-in provides for purchase options with de-escalating purchase prices starting on the end of the fourth year and an average daily rate of $5.9. The Company has performed assessments considering the lease classification criteria under ASC 842 and concluded that the arrangements are operating leases. Consequently, the Company has recognized an operating lease liability based on the net present value of the remaining charter-in payments and a right-of-use asset at an amount equal to the operating liability adjusted for the carrying amount of the straight-line liability.

Upon acquisition of the majority of outstanding stock of Navios Acquisition, Navios Partners took delivery of two 12-year bareboat charter-in vessels, with de-escalating purchase options, the Baghdad, a 2020-built Japanese VLCC of 313,433 dwt and the Erbil, a 2021-built Japanese VLCC of 313,486 dwt. The average daily rate under bareboat charter-in agreement each of Baghdad and Erbil, amounts to $21. The Company has performed an assessment considering the lease classification criteria under ASC 842 and concluded that the arrangement is an operating lease. Consequently, the Company has recognized an operating lease liability based on the net present value of the remaining charter-in payments and a right-of-use asset at an amount equal to the operating liability adjusted for the carrying amount of the straight-line liability.

On August 30, 2021, Navios Partners took delivery of the Nave Electron, a 2021-built VLCC vessel of 313,329 dwt. The bareboat charter-in provides for purchase options with de-escalating purchase prices starting on the end of the fourth year and an average daily rate of $21. The Company has performed assessments considering the lease classification criteria under ASC 842 and concluded that the arrangements are operating leases. The Company has recognized an operating lease liability based on the net present value of the remaining charter-in payments and a right-of-use asset at an amount equal to the operating liability adjusted for the carrying amount of the straight-line liability.

Based on management estimates and market conditions, the lease term of the leases is being assessed at each balance sheet date. At lease commencement, the Company determines a discount rate to calculate the present value of the lease payments so that it can determine lease classification and measure the lease liability. In determining the discount rate to be used at lease commencement, the Company used its incremental borrowing rate as there was no implicit rate included in charter-in contracts that can be readily determinable. The incremental borrowing rate is the rate that reflects the interest a lessee would have to pay to borrow funds on a collateralized basis over a similar term and in a similar economic environment. The Company then applies the respective incremental borrowing rate based on the remaining lease term of the specific lease. Navios Partners’ incremental borrowing rates were approximately 7% for the Navios Libra, 5% for the Navios Amitie and the Navios Star, 6% for Baghdad and Erbil and 4% for the Nave Electron.

As of June 30, 2022 and December 31, 2021, the unamortized balance of the lease liability amounted $234,867 and $243,804, respectively, and is presented under the captions “Operating lease liabilities, current portion” and “Operating lease liabilities, net, non-current portion” in the condensed Consolidated Balance Sheets. Right of use assets amounted $235,822 and $244,337 as at June 30, 2022 and December 31, 2021, respectively, and are presented under the caption “Operating lease assets” in the condensed Consolidated Balance Sheets.

The Company recognizes the lease payments for its operating leases as charter hire expenses on a straight-line basis over the lease term. Lease expense for the three and six month periods ended June 30, 2022 amounted to $7,702, and $15,319, respectively. Lease expense for the three and six month periods ended June 30, 2021 amounted to $841 and $1,354, respectively. Lease expense is included under the caption “Time charter and voyage expenses” in the condensed Consolidated Statements of Operations.

For the three and six month periods ended June 30, 2022, the sublease income (net of commissions, if any) for vessels where the Company is a lessee amounted to $18,117 and $34,299, respectively. For the three and six month periods ended June 30, 2021, the sublease income (net of commissions, if any) for vessels where the Company is a lessee amounted to $3,917 and $4,889, respectively. Sublease income is included in the condensed Consolidated Statements of Operations under the caption “Time charter and voyage revenues”.

The table below provides the total amount of lease payments on an undiscounted basis on the Company’s chartered-in contracts as of June 30, 2022:

Period ending June 30,	Amount
2023	$30,558
2024	30,615
2025	30,356
2026	30,368
2027 and thereafter	181,207
Total	$303,104
Operating lease liabilities, including current portion	$234,867
Discount based on incremental borrowing rate	$68,237

Bareboat charter-out contract

Subsequently to the charter-in agreement, the Company entered into bareboat charter-out agreements for a firm charter period of 10-years for the vessels Baghdad and Erbil. The agreement includes an optional period of five years. The Company performed also an assessment of the lease classification under the ASC 842 and concluded that the arrangements are operating leases.

The Company recognizes in relation to the operating leases for the charter-out agreements the charter-out hire income in the condensed Consolidated Statements of Operations on a straight-line basis. For the three and six month periods ended June 30, 2022, the charter hire income (net of commissions, if any) amounted to $5,247 and $10,432, respectively and it is included in the condensed Consolidated Statements of Operations under the caption “Time charter and voyage revenues”.